(7) Geographic Information	9 Months Ended
Jun. 30, 2013
Notes
(7) Geographic Information

(7)           GEOGRAPHIC INFORMATION

During the three and nine months ended June 30, 2013, the Company recognized revenues from international sources from its products and monitoring services.  Revenues are attributed to the geographic areas based on the location of the customers purchasing and leasing the products and services.  The revenues recognized by geographic area for the three and nine months ended June 30, 2013 and 2012, are as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2013	2012	2013	2012
United States of America	$1,887,630	$1,812,588	$5,427,973	$5,674,412
Latin American Countries	-	283,045	5,252,960	2,167,938
Caribbean Countries and Commonwealths	778,450	891,335	2,348,245	2,241,591
Other Foreign Countries	19,134	12,738	52,432	32,669
Total	$2,685,214	$2,999,706	$13,081,610	$10,116,610

The long-lived assets, net of accumulated depreciation, used in the generation of revenues by geographic area as of June 30, 2013 and September 30, 2012, were as follows:

	Net Property and Equipment		Net Monitoring Equipment
	June 30, 2013	September 30, 2012	June 30, 2013	September 30, 2012
United States of America	$352,388	$506,599	$1,038,215	$2,174,976
Latin American Countries	-	-	914,325	719,171
Caribbean Countries and Commonwealths	-	-	157,679	263,782
Other Foreign Countries	-	-	3,422	14,018
Total	$352,388	$506,599	$2,113,641	$3,171,947